Ariel Focus Fund (Prospectus Summary) | Ariel Focus Fund
Ariel Focus Fund
Investment objective
Ariel Focus Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.

Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Focus Fund		Investor Class	Institutional Class (Class I)
Management fees		0.75%	0.75%	[1]
Distribution and service (12b-1) fees		0.25%	none	[1]
Other expenses		0.51%	0.51%	[1]
Total annual operating expenses	[2]	1.51%	1.26%	[1]
Less fee waiver or expense reimbursement		(0.26%)	(0.26%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.25%	1.00%	[1]
[1]	The inception date for the Class I shares is December 30, 2011. These expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Focus Fund's total annual operating expenses to 1.25% of net assets for the Investor Class and 1.00% of net assets for Class I through the end of the fiscal year ending September 30, 2013. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2013.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Focus Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund's operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2013.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Focus Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	127	425	773	1,756
Institutional Class (Class I)	102	347	640	1,476

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategy
Ariel Focus Fund invests primarily in common stocks of companies with market capitalizations in excess of $10 billion measured at the time of purchase.  Over time, the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time--generally five years.  As long as a portfolio company otherwise meets the

Fund's investment criteria and style, changes in its capitalization does not prevent the Fund from holding or buying more shares.

The Fund invests in high quality companies that are trading at low multiples of their actual or projected earnings.  The Fund only buys when Ariel believes that these businesses are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double digit earnings growth, skilled management teams and solid financials.  Ariel's strategy to focus on a limited number of names and industries is designed to add value in areas in which it has expertise.  We believe this approach creates a portfolio of well-researched stocks.  As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor--generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.  We will sell a stock if its valuation reaches our private market value, as determined by the Adviser, or if there are material changes to a company's fundamentals.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Focus Fund is a non-diversified fund, which means that the Fund could own as few as 12 securities in its portfolio, and will generally own 25-30 securities.

Principal risks
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

o As the Fund holds relatively few stocks, a fluctuation in one stock could significantly affect overall performance.

o The stocks in companies held by the Fund could fall out of favor and returns would subsequently trail returns  from the overall stock market.

o The general level of stock prices could decline.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund's Investor Class annual total returns over time by showing changes in the Fund's Investor Class performance from year to year.  The table shows the Fund's Investor Class average annual total returns for certain time periods compared to the returns of the S&P 500 Index, a broad measure of market performance, and indices that reflect the market sectors in which the Fund invests.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund's website at

arielinvestments.com or call 800.292.7435.  The Fund's past performance, before and after taxes, is not necessarily an indication of its future performance.

Total Return for the Year Ended December 31

Best Quarter:   2Q  ’09   +22.87%

Worst Quarter:  4Q  ’08   -26.82%

Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns Ariel Focus Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class Return Before Taxes	(5.21%)	(2.32%)		0.74%	Jun. 30, 2005
Investor Class After Taxes on Distributions	Investor Class Return After Taxes on Distributions	(5.29%)	(2.48%)		0.55%	Jun. 30, 2005
Investor Class After Taxes on Distributions and Sales	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	(3.27%)	(1.98%)		0.59%	Jun. 30, 2005
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	2.97%	Jun. 30, 2005
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.89%	1.83%	Jun. 30, 2005

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as

Individual Retirement Accounts (IRAs).  The inception date for the Fund's Class

I shares is December 30, 2011.